Common shares, preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Common shares, preferred shares and other equity instruments
24	Common shares, preferred shares and other equity instruments

(a)	Common shares
Authorized:
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2021			2020
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,211,479,297		$18,239	1,216,132,250		$18,264
Issued in relation to share-based payments, net (Note 26)	3,016,072		200	941,847		59
Issued in relation to the acquisition of a subsidiary or associated corporation	842,154		68	–		–
Repurchased for cancellation under the Normal Course Issuer Bid	–		–	(5,594,800)		(84)
Outstanding at end of year	1,215,337,523	(1)	$18,507	1,211,479,297	(1)	$18,239

(1)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2021, the number of such shares bought and sold was 18,532,448 (2020 – 20,290,297).

Dividend
The dividends paid on common shares in fiscal 2021 and 2020 were $4,371 million ($3.60 per share) and $4,363 million ($3.60 per share), respectively. The Board of Directors approved a quarterly dividend of $
1.00 per common share at its meeting on November 29, 2021. This quarterly dividend applies to shareholders of record at the close of business on January 4, 2022, and is payable January 27, 2022. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.
Normal Course Issuer Bid
During the year ended October 31, 2020, the Bank repurchased and cancelled approximately 5.6 million common shares at a volume weighted average price of $73.95 per share for a total amount of $414 million.
On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend common share buybacks as part of
COVID-19
measures. As at October 31, 2021, the Bank does not have an active normal course issuer bid and did not repurchase any common shares during the twelve months then ended. On November 4, 2021, OSFI removed the COVID-19 related restrictions and advised that such institutions may, subject to approval, repurchase common shares.
On November 30, 2021, the Bank announced that OSFI and the TSX approved a normal course issuer bid (the “2021 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. Purchases under the 2021 NCIB may commence on December 2, 2021 and terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2021 NCIB, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases.
Non-viability
Contingent Capital
The maximum number of common shares issuable on conversion of NVCC subordinated debentures, NVCC subordinated additional tier 1 capital notes, including those issued to Scotiabank LRCN Trust as recourse assets in respect of NVCC limited recourse capital notes, and NVCC preferred shares as at October 31, 2021 would be 3,246 million common shares (2020 – 3,237 million common shares) based on the floor price and excluding the impact of any accrued and unpaid interest and any declared but unpaid dividends (refer to Note 21 – Subordinated debentures and Note 24(b) – Preferred shares and other equity instruments for further details).

(b)	Preferred shares and other equity instruments
Preferred shares
Authorized:
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2021				2020
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share	Conversion feature
Preferred shares: (a)
Series 30 (b)	–	–	–	–	–	–	0.227500	Series 31
Series 31 (b)	–	–	–	–	–	–	0.331828	Series 30
Series 32 (c)	–	–	0.138829	Series 33	11,161,422	279	0.515752	Series 33
Series 33 (c)	–	–	0.100614	Series 32	5,184,345	130	0.579323	Series 32
Series 34 (d)	–	–	0.687500	Series 35	14,000,000	350	1.375000	Series 35
Series 36 (e)	–	–	1.031250	Series 37	20,000,000	500	1.375000	Series 37
Series 38 (f)(g)(h)	20,000,000	500	1.212500	Series 39	20,000,000	500	1.212500	Series 39
Series 40 (f)(g)(i)	12,000,000	300	1.212500	Series 41	12,000,000	300	1.212500	Series 41
Total preferred shares	32,000,000	$800			82,345,767	$2,059

(1)	Dividends declared from November 1, 2020 to October 31, 2021.
Terms of preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
Preferred shares (a) :
Series 32 (c)	February 28, 2011	25.00	0.215410	April 27, 2011	1.34%	February 2, 2021	25.00
Series 33 (c)	February 2, 2016	25.00	0.105690	April 27, 2016	1.34%	February 2, 2021	25.00
Series 34 (d)	December 17, 2015	25.00	0.497300	April 27, 2016	4.51%	April 26, 2021	25.00
Series 36 (e)	March 14, 2016	25.00	0.508600	July 27, 2016	4.72%	July 26, 2021	25.00
Series 38 (f)(g)(h)	September 16, 2016	25.00	0.441800	January 27, 2017	4.19%	January 27, 2022	25.00
Series 40 (f)(g)(i)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
Non-cumulative
preferential cash dividends on all series are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset
Non-cumulative
5-Year
Rate Reset Preferred Shares Non Viability Contingent Capital (NVCC) (Series 38 and 40) are payable at the applicable rate for the initial five-year fixed rate period ending one day prior to the redemption date. Subsequent to the initial five-year fixed rate period, and resetting every five years thereafter, the dividend on such Rate Reset Preferred Shares will be determined by the sum of the
5-year
Government of Canada Yield plus the indicated rate reset spread, multiplied by $25.00. If outstanding, non-cumulative
preferential cash dividends on the Series 39 and 41 are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares NVCC (Series 39 and 41) are payable, at a rate equal to the sum of the three month Government of Canada Treasury Bill rate plus the rate reset spread of the converted preferred shares, multiplied by $25.00. For each of the years presented, the Bank paid all of the non-cumulative
preferred share dividends.

(b)	On April 26, 2020 the Bank redeemed all outstanding Non-cumulative Preferred Shares Series 30 and 31 and paid dividends of $0.227500 and $0.331828, respectively, per share.
(c)
On February 2, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 32 and Series 33 at a price equal to $25.00 per share plus dividends declared on January 26, 2021 of $0.009891 per Series 32 share and $0.006976 per Series 33 share.

(d)
On April 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 34 at a price equal to $25.00 per share plus dividends declared on February 23, 2021 of $0.343750 per Series 34 share.

(e)
On July 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 36 at a price equal to $25.00 per share plus dividends declared on June 1, 2021 of $0.343750 per Series 36 share.

(f)
Holders of Fixed Rate Reset Preferred Shares (Series 38 and 40) will have the option to convert shares into an equal number of the relevant series of Floating Rate Preferred Shares on the applicable Rate Reset Series conversion date and every five years thereafter. Holders of Floating Rate Reset Preferred Shares (Series 39 and 41, if outstanding) have reciprocal conversion options into the relevant series of Fixed Rate Reset Preferred Shares. With respect to Series 38 and 39, and 40 and 41, if the Bank determines that, after giving effect to any Election Notices received, there would be less than 1,000,000 Fixed Rate or Floating Rate Preferred Shares of such Series issued and outstanding on an applicable conversion date, then all of the issued and outstanding preferred shares of such Series will automatically be converted into an equal number of the preferred shares of the other relevant Series.

(g)	These preferred shares contain NVCC provisions necessary for the shares to qualify as Tier 1 regulatory capital under Basel III.
(h)
Holders of Series 38
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 39 non-cumulative
floating rate preferred shares (NVCC) on January 27, 2022, and on January 27 every five years thereafter. With regulatory approval, Series 38 preferred shares may be redeemed by the Bank on January 27, 2022 and every five years thereafter, and for Series 39 preferred shares, if applicable, on January 27, 2027 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(i)
Holders of Series 40
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 41 non-cumulative
floating rate preferred shares (NVCC) on January 27, 2024, and on January 27 every five years thereafter. With regulatory approval, Series 40 preferred shares may be redeemed by the Bank on January 27, 2024 and every five years thereafter, and for Series 41 preferred shares, if applicable, on January 27, 2029 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

Under NVCC provisions, NVCC preferred shares Series 38, 39, 40 and 41, if outstanding, are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, NVCC preferred shares Series 38, 39, 40 and 41, if outstanding, would be converted into common shares pursuant to an automatic conversion formula defined as 100% times the share value of $25.00 plus declared and unpaid dividends divided by the conversion price. The conversion price is based on the greater of: (i) a floor price of $5.00 or (subject to adjustments in certain events as set out in their respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average).
Other equity instruments are comprised of NVCC additional Tier 1 qualifying regulatory capital notes:

									2021			2020
First issue date	Notional Amount (millions)		Reset date	Interest rate	Payment frequency	Interest rate after reset		Redemption frequency after reset (1)	Amount	Distributions paid per Note (2)		Amount	Distributions paid per Note (2)
October 12, 2017, Subordinated Additional Tier 1 Capital Notes (3)(4)	US$	1,250	October 12, 2022	4.65%	Semi- annually	LIBOR +2.648	(5) %	Quarterly	$1,560	US$	46.50	$1,560	US$	46.50
June 4, 2020, Subordinated Additional Tier 1 Capital Notes (3)(4)	US$	1,250	June 4, 2025	4.90%	Quarterly	UST +4.551	(6) %	Every five years	$1,689	US$	49.00	$1,689	US$	12.25
June 15, 2021, Limited Recourse Capital Notes (3)(8)(9)		$1,250	July 27, 2026	3.70%	Quarterly	GOC +2.761	(7) %	Every five years	$1,250		$13.51	$–		$–
October 7, 2021, Limited Recourse Capital Notes (3)(8)(10)	US$	600	October 27, 2026	3.625%	Quarterly	UST +2.613	(6) %	Quarterly	$753	US$	–	$–	US$	–
Total other equity instruments									$5,252			$3,249
Contractual NVCC provisions
contained
in the Bank’s Subordinated Additional Tier 1 Capital Notes, including those issued to Scotiabank LRCN Trust as recourse assets in respect of the LRCNs, trigger conversion
of these securities into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent
support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, outstanding Subordinated Additional Tier 1 Capital Notes (NVCC), would be converted into common shares pursuant to an automatic conversion formula defined as 125% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) $5.00

(subject to adjustments in certain events and converted to US dollar-equivalent, where applicable, each as set out in their respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average and converted to US dollar-equivalent, where applicable). U.S. dollar equivalents of the floor price and the current market price, where applicable, are based on the CAD/USD exchange rate on the day prior to the trigger event.
The notes above have been determined to be compound instruments that have both equity and liability features. At inception, the fair value of the liability component is initially measured with any residual amount assigned to the equity component. On the respective dates of issuance, the Bank has assigned an insignificant value to each liability component of the notes and, as a result, the proceeds received upon issuance of the notes have been presented as equity. The Bank will continue to monitor events that could impact the value of the liability component.
(1)
Each security is redeemable at the sole discretion of the Bank five years after its issuance and every quarter or five years, as applicable, thereafter. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).

(2)	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or US$1,000, as applicable.
(3)	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
(4)
While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.

(5)	Three-month US$ LIBOR.
(6)	The then-prevailing five-year U.S. Treasury Rate.
(7)	The then-prevailing five-year Government of Canada yield.
(8)
Interest on Limited Recourse Capital Notes is non-deferrable, however, non-payment of interest that is not cured within five business days results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares.

(9)
On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) at a price of $1,000 per Series 1 AT1 Note, to Scotiabank LRCN Trust to be held as trust assets in connection with the Limited Recourse Capital Notes (LRCN) structure.

(10)
On October 7, 2021, the Bank issued US$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued US$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) at a
 price of US
$1,000
per Series 2 AT1 Note, to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

During the year ended October 31, 2021, the Bank paid aggregate distributions on these notes of $162 million (2020 – $99 million), net of income taxes of $4 million (2020 – nil
), based on exchange rates in effect on the payment dates.

(c)	Restrictions on payment of dividends and retirement of shares
Under the Bank Act, the Bank is prohibited from declaring any dividends on its common or preferred shares or redeeming, purchasing or otherwise retiring such shares when the Bank is, or would be placed by such a declaration or retirement, in contravention of the capital adequacy, liquidity or any other regulatory directives issued under the Bank Act.
In the event that applicable cash distributions on any of the Scotiabank Trust Securities are not paid on a regular distribution date, the Bank has undertaken not to declare dividends of any kind on its preferred or common shares until such distributions are made in full or the twelfth month following the non-payment
of such distributions. Similarly, should the Bank fail to declare regular dividends on any of its directly issued and outstanding preferred or common shares, cash distributions will also not be made on any of the Scotiabank Trust Securities.
In the event that distributions are not paid in full on the Bank’s Subordinated Additional Tier 1 Capital Notes (NVCC), including those issued as recourse assets in respect of LRCNs to Scotiabank LRCN Trust where the trustee has not waived such distributions or no longer holds the respective AT1 Notes, the Bank has undertaken not to declare dividends on its common or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after such distributions have been made in full.
In the event that dividends to which preferred shareholders are then entitled have not been paid or sufficient funds have not been set aside to do so, the Bank has undertaken not to declare dividends on its common shares or redeem, purchase or otherwise retire its common shares.
On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend buybacks and increases to dividends in respect of its common shares as part of
COVID-19
measures. On November 4, 2021, OSFI removed the COVID-19 related restrictions and advised that such institutions may increase regular dividends and, subject to approval, repurchase common shares.
Currently, the above limitations do not restrict the payment of dividends on or retirement of preferred or common shares.